RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES
NOTE 5 - RISKS AND UNCERTAINTIES

The Plan and its Participants invest in various investment securities. Investment securities are exposed to various risks, such as overall market volatility, interest rate, liquidity and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect Participants' account balances and the amounts reported within the Statements of Net Assets Available for Benefits.